IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Market Risk [line items]
Total VaR (one-day measure)	$ 15.0	$ 10.4	$ 7.8
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.7	7.5	6.3
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.6	1.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9	5.2	3.3
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7	1.2	0.7
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	3.0	1.9
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(9.8)	(9.1)	(5.8)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	18.8
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	18.7
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.3
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	8.9
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.0	9.3	9.3	$ 11.2	$ 9.0
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6	7.4	7.0	9.0	7.0
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.4	1.4	2.4	1.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.4	5.7	6.1	6.0	5.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5	0.9	0.8	1.2	1.0
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.7	2.5	2.5	2.5
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.3)	$ (9.8)	$ (8.5)	$ (9.9)	$ (8.8)